Interest in Joint Ventures - Summary of Company's Interest in Joint Venture (Detail) - Merchants Union Consumer Finance Company Limited [member] - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Form of business structure	Incorporated
Place of incorporation and business	The PRC
Proportion of ownership interest held by a subsidiary	50.00%	50.00%
Paid up capital	¥ 3,868,960,000
Principal activities	Consumer finance consulting in the PRC